633 West 5th Street Suite 4900 Los Angeles, CA +1 213 808 5700 Main +1 213 808 5760 Fax www.dechert.com
CEPHAS CHEN
cephas.chen@dechert.com +1 213 808 5723 Direct +1 213 808 5760 Fax

August 2, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 910 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on July 26, 2024.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 213.808.5723.

Sincerely,

/s/ Cephas Chen

Cephas Chen